Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Japanese plans
Schedule of Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year [Line Items]
Amortization of actuarial loss (gain)	¥ 13,451
Amortization of prior service cost (benefit)	(16,304)
Foreign plans
Schedule of Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year [Line Items]
Amortization of actuarial loss (gain)	12,019
Amortization of net transition obligation	3
Amortization of prior service cost (benefit)	¥ (3,371)